Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	382,090,789
Proposed Maximum Offering Price per Unit	1.73
Maximum Aggregate Offering Price	$ 661,017,064.97
Fee Rate	0.0087%
Amount of Registration Fee	$ 57,508.48
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of shares of Common Stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. The amount registered consists of up to (i) 687,789 shares of Common Stock, (ii) 105,286,000 shares of Common Stock issuable upon the conversion of 105,286 shares of Series B Preferred Stock and (iii) 276,117,000 shares of Common Stock issuable upon the conversion of 276,117 shares of Series C Preferred Stock. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on November 9, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).